Related parties - Transactions with other related parties and directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Directors fees	$ 1,228	$ 1,309	$ 1,738
Other related parties
Disclosure of transactions between related parties [line items]
Income from voyages and related services	16,830	8,090	10,393
Operating expenses and cost of services	4,976	7,301	9,788
Other operating income	6	18	23
Finance income			49
Finance expenses	$ 7,731	$ 5,375	$ 5,930